Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-11
Amendment Flag	false
Entity Registrant Name	Belpointe PREP, LLC
Entity Central Index Key	0001807046
Entity Address, Address Line One	255 Glenville Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	203
Local Phone Number	883-1944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Belpointe PREP, LLC
Entity Address, Address Line Two	255 Glenville Road
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	203
Local Phone Number	883-1944
Contact Personnel Name	Brandon E. Lacoff